225 Fifth Avenue Pittsburgh, PA 15222 Tel +1 412 288 3131 Fax +1 412 288 3063 reedsmith.com
Joseph M. Motto Direct Phone: +1 412 288 3380 Email: JMotto@reedsmith.com

November 15, 2019

VIA EDGAR

Securities and Exchange Commission Division of Corporation Finance 100 F Street, N.E. Washington, D.C. 20549

Re:	Aberdeen Standard Precious Metals Basket ETF Trust

Ladies and Gentlemen:

On behalf of Aberdeen Standard Precious Metals Basket ETF Trust (the “Registrant”), a registration statement on Form S-3 relating to the offer and sale of Aberdeen Standard Physical Precious Metals Basket Shares ETF (the “Shares”) has been transmitted today for filing via EDGAR.

A filing fee of $46,598.20 with respect to 5,000,000 Shares is being paid in connection with the filing of this registration statement. As indicated in the footnotes to the Calculation of Registration Fee table on the facing page of the registration statement, the Registrant additionally is carrying forward previously registered unsold Shares and their corresponding filing fee in accordance with Rule 415(a)(6).

Please direct any questions concerning the registration statement to me at (412) 288-3380.

 Very truly yours,

/s/ Joseph M. Motto

Joseph M. Motto

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